Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity

16.	Equity
Total equity for the Group as of December 31, 2025, and 2024, was as follows:

	December 31, 2025 $	December 31, 2024 $
Equity
Share capital, £0.01 par value, issued and paid 257,927,489, as of December 31, 2025 and 2024	4,860	4,860
Share premium	290,262	290,262
Treasury shares, 16,243,451 and 18,506,177 as of December 31, 2025 and 2024, respectively	(41,154)	(46,864)
Merger reserve	138,506	138,506
Translation reserve	182	182
Other reserves	(3,352)	(4,726)
Retained earnings/(accumulated deficit)	(77,231)	32,486
Equity attributable to owners of the Group	312,073	414,707
Non-controlling interests	(6,397)	(6,774)
Total equity	305,676	407,933
Shareholders are entitled to vote on all matters submitted to shareholders for a vote. Each ordinary share is entitled to one vote and is entitled to receive dividends when and if declared by the Group’s Directors.
On June 18, 2015, the Group acquired the entire issued share capital of PureTech LLC in return for 159,648,387 ordinary shares. This was accounted for as a common control transaction at cost. It was deemed that the share capital was issued in line with movements in share capital as shown prior to the transaction taking place. In addition, the merger reserve records amounts previously recorded as share premium.
Other reserves comprise the cumulative credit to share-based payment reserves corresponding to share-based payment expenses recognized through Consolidated Statement of Comprehensive Income/(Loss), settlements of vested stock awards as well as other additions that flow directly through equity such as the excess or deficit from changes in ownership of subsidiaries while control is maintained by the Group.
On May 9, 2022, the Group announced the commencement of a $50,000 share repurchase program (the "Program") of its ordinary shares of one pence each. The Group executed the Program in two equal tranches. It entered into an irrevocable non-discretionary instruction with Jefferies International Limited (“Jefferies”) in relation to the purchase by Jefferies of the ordinary shares for an aggregate consideration (excluding expenses) of no greater than $25,000 for each tranche and the simultaneous on-sale of such ordinary shares by Jefferies to the Group, subject to certain volume and price restrictions.
In February 2024, the Group completed the Program and has repurchased an aggregate of 20,182,863 ordinary shares under the
Program. These shares have been held as treasury shares and are being used to settle the vesting of restricted stock units or exercise of stock options.
In March 2024, the Group announced a proposed capital return of $100,000 to its shareholders by way of a tender offer (the "Tender
Offer"). The proposed Tender Offer was approved by shareholders at the Annual General Meeting of Stockholders held on June 6,
2024, to acquire a maximum number of 33,500,000 ordinary shares (including ordinary shares represented by American Depository
Shares (''ADSs'')) for a fixed price of 250 pence per ordinary share (equivalent to £25.00 per ADS) for a maximum aggregate amount of $100,000 excluding expenses.
The Tender Offer was completed on June 24, 2024. The Group repurchased 31,540,670 ordinary shares under the Tender Offer.
Following such repurchase, the Group cancelled these shares repurchased. As a result of the cancellation, the nominal value of
$600 related to the cancelled shares was reduced from share capital and transferred to a capital redemption reserve, increasing the capital redemption reserve balance to $600 which was included within other reserves in the Consolidated Statement of
Changes in Equity.
As of December 31, 2025 and December 31, 2024, the Group’s issued share capital was 257,927,489 shares, including 16,243,451 shares and 18,506,177 shares repurchased under the share repurchase program, and were held by the Group in treasury, respectively. The Group does not have a limited amount of authorized share capital.